TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica BNP Paribas Large Cap Growth VP

Effective July 30, 2013, the following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management”:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BNP Paribas Asset Management, Inc.

Portfolio Managers:

Jeffrey M. Bray, CFA, Portfolio Manager since 2013
Pamela J. Woo, Portfolio Manager since 2013

Effective July 30, 2013, the following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Jeffrey M. Bray, CFA	BNP Paribas Asset Management, Inc.	Portfolio Manager of the portfolio since 2013; joined BNP Paribas Asset Management, Inc. in 2006; Portfolio Manager/Senior Research Analyst

Pamela J. Woo	BNP Paribas Asset Management, Inc.	Portfolio Manager of the portfolio since 2013; joined BNP Paribas Asset Management, Inc. in 2004; Senior Portfolio Manager/Senior Research Analyst

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Transamerica Multi-Managed Balanced VP

Effective August 1, 2013, the advisory fees were reduced as follows:

First $500 million	0.67%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

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Investors Should Retain this Supplement for Future Reference

August 23, 2013